Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade Receivables [Abstract]
Summary of Trade Receivables

	2022	2021
Trade receivables	104,685	106,402
Less: allowance for expected credit losses	(3,730)	(883)
Trade receivables—net	100,955	105,519

Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2022	2021
EUR	26,692	32,394
USD	23,192	24,877
GBP	22,004	18,541
CNY	17,372	20,871
SEK	3,377	3,979
HKD	3,667	2,288
SGD	1,525	—
Other	3,126	2,569
Total	100,955	105,519